Long-Term Debt, $11.0 Million Term Loan Facility (Details)				3 Months Ended	12 Months Ended
	Jan. 16, 2024 USD ($)	Dec. 06, 2019 USD ($)	Dec. 02, 2019 Tranche	Mar. 31, 2023	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 22, 2019 Subsidiary
Long-Term Debt [Abstract]
Repayment of loan					$ 53,864,500	$ 24,493,000	$ 5,178,500
Debt related to assets held for sale, net					2,406,648	$ 0
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary								2
Face amount					$ 11,000,000
Number of tranches drawn | Tranche			2
Term of loan					5 years
Number of payment installments | Installment					20
Frequency of periodic payment					quarterly
Installment payment					$ 400,000
Balloon installment payable at maturity					$ 3,000,000
Maturity date					Dec. 02, 2024
Margin on variable rate				0.045%
$11.0 Million Term Loan Facility [Member] | Subsequent Event [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 2,400,000
$11.0 Million Term Loan Facility [Member] | M/V Magic Moon [Member]
Long-Term Debt [Abstract]
Debt related to assets held for sale, net					$ 2,400,000
$11.0 Million Term Loan Facility [Member] | M/V Magic Moon [Member] | Subsequent Event [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 2,400,000
$7.5 Million Bridge Loan [Member]
Long-Term Debt [Abstract]
Face amount		$ 7,500,000
Repayment of loan		$ 7,500,000